UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-2861

Fidelity Money Market Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	August 31

Date of reporting period:	May 31, 2012

Item 1. Schedule of Investments

Quarterly Holdings Report

for
Fidelity ® Money Market Trust
Retirement Government
Money Market Portfolio

May 31, 2012

1.802204.108

RGM-QTLY-0712

Investments May 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Treasury Debt - 8.0%
	Yield (a)	Principal Amount (000s)	Value (000s)
U.S. Treasury Obligations - 8.0%
U.S. Treasury Bills
10/4/12 to 10/11/12	0.14 to 0.15%	$ 59,500	$ 59,468
U.S. Treasury Notes
8/15/12 to 2/28/13	0.15 to 0.21	265,000	266,829
TOTAL TREASURY DEBT			326,297
Government Agency Debt - 32.9%

Federal Agencies - 27.6%
Fannie Mae
7/26/12 to 2/26/13	0.17 to 0.50 (c)	100,100	100,338
Federal Farm Credit Bank
11/29/12 to 12/24/12	0.18 to 0.19 (c)	15,000	15,039
Federal Home Loan Bank
7/30/12 to 2/27/13	0.16 to 0.35 (c)	665,665	665,960
Freddie Mac
8/10/12 to 12/28/12	0.10 to 0.20 (c)	338,833	339,680
			1,121,017
Other Government Related - 5.3%
Straight-A Funding LLC (Liquidity Facility Federal Financing Bank)

7/11/12	0.18 (b)	10,000	9,998
7/11/12	0.18 (b)	7,000	6,999
7/12/12	0.18 (b)	9,000	8,998
7/12/12	0.18 (b)	3,130	3,129
7/13/12	0.18 (b)	4,000	3,999
7/16/12	0.18 (b)	14,000	13,997
7/23/12	0.18 (b)	22,000	21,995
7/25/12	0.18 (b)	60,210	60,195
7/26/12	0.18 (b)	15,000	14,996
7/30/12	0.18 (b)	43,000	42,988
7/6/12	0.18 (b)	7,000	6,999
8/23/12	0.18 (b)	11,634	11,629
8/9/12	0.18 (b)	8,000	7,997
			213,919
TOTAL GOVERNMENT AGENCY DEBT			1,334,936
Government Agency Repurchase Agreement - 58.9%
	Maturity Amount (000s)	Value (000s)
In a joint trading account at 0.24% dated 5/31/12 due 6/1/12 (Collateralized by U.S. Government Obligations) #	$ 1,721,643	$ 1,721,631
With:
Barclays Capital, Inc. at:
0.19%, dated:
5/16/12 due 6/7/12 (Collateralized by U.S. Government Obligations valued at $109,425,314, 3.5% - 5.5%, 3/1/32 - 5/1/42)	107,017	107,000
5/29/12 due 6/5/12 (Collateralized by U.S. Government Obligations valued at $217,263,441, 2.5% - 9%, 4/1/14 - 6/1/42)	213,008	213,000
0.2%, dated:
3/22/12 due 6/7/12 (Collateralized by U.S. Government Obligations valued at $13,285,566, 3% - 6.5%, 10/1/25 - 5/1/42)	13,007	13,000
3/23/12 due 6/7/12 (Collateralized by U.S. Government Obligations valued at $7,163,711, 3.5% - 7%, 11/1/21 - 5/1/42)	7,004	7,000
Credit Suisse Securities (USA) LLC at:
0.19%, dated 5/25/12 due 6/1/12 (Collateralized by U.S. Government Obligations valued at $14,282,648, 4%, 11/20/40)	14,001	14,000
0.2%, dated 5/31/12 due 6/7/12 (Collateralized by U.S. Government Obligations valued at $14,282,648, 4%, 11/20/40)	14,001	14,000
Goldman Sachs & Co. at 0.2%, dated 5/31/12 due 6/7/12 (Collateralized by U.S. Government Obligations valued at $20,400,114, 4%, 10/1/41)	20,001	20,000
ING Financial Markets LLC at 0.2%, dated:
5/3/12 due 6/4/12 (Collateralized by U.S. Government Obligations valued at $27,732,623, 3% - 5.5%, 1/1/32 - 7/1/41)	27,005	27,000
5/10/12 due 6/7/12 (Collateralized by U.S. Government Obligations valued at $37,744,411, 2.49% - 6.11%, 2/1/26 - 7/1/41)	37,007	37,000
5/16/12 due 6/7/12 (Collateralized by U.S. Government Obligations valued at $14,420,949, 3% - 4%, 2/1/26 - 8/15/41)	14,003	14,000
5/23/12 due 6/7/12 (Collateralized by U.S. Government Obligations valued at $4,121,395, 4%, 8/25/38)	4,001	4,000
RBC Capital Markets Corp. at 0.19%, dated 5/25/12 due 6/7/12 (Collateralized by U.S. Government Obligations valued at $11,330,419, 3.5% - 4.5%, 10/15/40 - 6/25/42)	11,002	11,000
Government Agency Repurchase Agreement - continued
	Maturity Amount (000s)	Value (000s)
With: - continued
UBS Securities LLC at:
0.2%, dated 5/25/12 due 6/7/12 (Collateralized by U.S. Government Obligations valued at $31,621,230, 4%, 9/1/31)	$ 31,005	$ 31,000
0.22%, dated 5/22/12 due 6/7/12 (Collateralized by U.S. Government Obligations valued at $161,169,849, 3.5%, 12/1/26 - 4/1/42)	158,057	158,000
TOTAL GOVERNMENT AGENCY REPURCHASE AGREEMENT		2,391,631
TOTAL INVESTMENT PORTFOLIO - 99.8% (Cost $4,052,864)		4,052,864
NET OTHER ASSETS (LIABILITIES) - 0.2%		7,174
NET ASSETS - 100%		$ 4,060,038
Legend
(a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.

(b) The Federal Financing Bank (FFB), an instrumentality of the U.S. Government acting under the supervision of the Secretary of the Treasury, has entered into a Liquidity Loan Agreement with Straight-A Funding LLC (Issuer), pursuant to which the FFB has committed, subject to certain conditions, to provide financing to the Issuer to cover any payment deficiencies in respect of notes on their legal final maturity dates. At the end of the period, these securities amounted to $213,919,000, or 5.3% of net assets.

(c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$1,721,631,000 due 6/01/12 at 0.24%
Deutsche Bank Securities, Inc.	$ 117,824
J.P. Morgan Securities, Inc.	94,342
Mizuho Securities USA, Inc.	1,509,465
$ 1,721,631
Other Information

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information
At May 31, 2012, the cost of investment securities for income tax purposes was $4,052,864,000.
Investment Valuation

Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Money Market Trust
Retirement Money Market
Portfolio

May 31, 2012

1.802205.108

RMM-QTLY-0712

Investments May 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Certificate of Deposit - 39.1%
	Yield (a)	Principal Amount (000s)	Value (000s)
Domestic Certificates Of Deposit - 2.0%
Branch Banking & Trust Co.
10/22/12 to 11/1/12	0.42%	$ 77,000	$ 77,000
Citibank NA
7/9/12 to 7/10/12	0.40	121,000	121,000
State Street Bank & Trust Co., Boston
8/29/12	0.28	89,000	89,000
			287,000
London Branch, Eurodollar, Foreign Banks - 5.0%
Australia & New Zealand Banking Group Ltd.
6/6/12	0.61	30,000	30,000
Bank of Montreal
8/6/12	0.38	119,000	119,000
Commonwealth Bank of Australia
8/8/12	0.40	66,000	66,000
ING Bank NV
6/1/12	0.40	149,000	149,000
National Australia Bank Ltd.
9/10/12 to 11/29/12	0.35 to 0.40 (c)	378,000	378,000
			742,000
New York Branch, Yankee Dollar, Foreign Banks - 32.1%
Bank of Montreal Chicago CD Program
9/26/12 to 6/6/13	0.39 to 0.56 (c)	259,000	259,000
Bank of Nova Scotia
7/5/12 to 6/11/13	0.31 to 0.62 (c)	539,000	539,000
Bank of Tokyo-Mitsubishi UFJ Ltd.
8/10/12 to 11/14/12	0.42 to 0.50 (c)	478,000	478,000
Canadian Imperial Bank of Commerce
9/24/12 to 6/17/13	0.41 to 0.56 (c)	443,000	443,000
Mitsubishi UFJ Trust & Banking Corp.
7/18/12 to 8/17/12	0.41 to 0.43	231,000	231,000
Mizuho Corporate Bank Ltd.
6/5/12 to 8/6/12	0.18 to 0.40	440,000	440,000
National Bank Canada
7/6/12 to 2/4/13	0.35 to 0.57 (c)	152,000	152,000
Nordea Bank Finland PLC
6/15/12 to 8/24/12	0.30 to 0.35	114,000	114,000
Certificate of Deposit - continued
	Yield (a)	Principal Amount (000s)	Value (000s)
New York Branch, Yankee Dollar, Foreign Banks - continued
Rabobank Nederland New York Branch
6/1/12 to 6/14/12	0.29 to 0.50% (c)	$ 366,000	$ 366,000
Royal Bank of Canada
5/31/13	0.83 (c)	110,000	110,000
Royal Bank of Scotland PLC Connecticut Branch
6/27/12	0.40	137,000	137,000
Sumitomo Mitsui Banking Corp.
6/2/12 to 9/24/12	0.38 to 0.40 (c)	650,000	650,000
Sumitomo Trust & Banking Co. Ltd.
7/9/12 to 8/21/12	0.41 to 0.45	336,000	336,000
Toronto-Dominion Bank
11/7/12 to 2/4/13	0.44 to 0.62 (c)	230,000	230,000
UBS AG
6/22/12	0.35	255,000	255,000
			4,740,000
TOTAL CERTIFICATE OF DEPOSIT			5,769,000
Financial Company Commercial Paper - 19.4%

Barclays Bank PLC
6/14/12 to 8/9/12	0.70 to 1.00 (b)	79,000	79,000
Barclays Bank PLC/Barclays U.S. CCP Funding LLC
8/15/12	0.40	15,000	14,988
BNP Paribas Finance, Inc.
6/4/12	0.37	152,000	151,995
BP Capital Markets PLC
6/8/12	0.25	25,000	24,999
Citigroup Funding, Inc.
6/8/12 to 7/2/12	0.50	405,000	404,880
Commonwealth Bank of Australia
6/12/12 to 11/27/12	0.29 to 0.62 (c)	103,000	102,986
Credit Suisse New York Branch
6/11/12	0.30	151,000	150,987
Danske Corp.
6/1/12 to 6/13/12	0.30	475,000	474,973
Financial Company Commercial Paper - continued
	Yield (a)	Principal Amount (000s)	Value (000s)
DNB Bank ASA
6/11/12 to 9/18/12	0.30 to 0.40%	$ 179,000	$ 178,885
JPMorgan Chase & Co.
8/1/12 to 9/12/12	0.29 to 0.30 (c)	256,000	255,917
Mitsubishi UFJ Trust & Banking Corp.
9/14/12	0.45	16,000	15,979
Rabobank USA Financial Corp.
6/6/12	0.37	26,000	25,999
Skandinaviska Enskilda Banken AB
8/9/12 to 8/17/12	0.50	153,000	152,845
Societe Generale North America, Inc.
6/1/12	0.35	108,000	108,000
Svenska Handelsbanken, Inc.
6/15/12 to 7/18/12	0.27 to 0.32	172,700	172,642
Swedbank AB
6/13/12 to 6/14/12	0.32	79,000	78,991
Toyota Motor Credit Corp.
11/6/12	0.40	127,000	126,777
UBS Finance, Inc.
6/4/12 to 6/28/12	0.30 to 0.36	352,000	351,950
TOTAL FINANCIAL COMPANY COMMERCIAL PAPER			2,872,793
Asset Backed Commercial Paper - 3.2%

Ciesco LP (Citibank NA Guaranteed)
6/21/12 to 7/6/12	0.37 to 0.40	130,000	129,961
Govco, Inc. (Liquidity Facility Citibank NA)
6/1/12 to 7/6/12	0.36 to 0.40	187,000	186,963
Windmill Funding Corp. (Royal Bank of Scotland PLC Guaranteed)
6/11/12 to 6/28/12	0.31 to 0.35 (b)	151,000	150,974
TOTAL ASSET BACKED COMMERCIAL PAPER			467,898
Other Commercial Paper - 1.7%
	Yield (a)	Principal Amount (000s)	Value (000s)
Comcast Corp.
6/8/12	0.45%	$ 5,000	$ 5,000
Devon Energy Corp.
7/2/12	0.44 (c)	73,000	73,000
Ecolab, Inc.
7/2/12	0.52 (c)	49,000	49,000
Sempra Global
6/8/12 to 6/29/12	0.42	20,000	19,996
Texas Instruments International Management Co. S.a.r.L.
7/9/12	0.43	6,000	5,997
Viacom, Inc.
6/8/12 to 6/25/12	0.42 to 0.44	30,000	29,995
Xerox Corp.
6/6/12 to 6/29/12	0.63 to 0.68	64,000	63,986
TOTAL OTHER COMMERCIAL PAPER			246,974
Treasury Debt - 10.5%

U.S. Treasury Obligations - 10.5%
U.S. Treasury Bills
8/9/12 to 4/4/13	0.10 to 0.18%	333,500	333,240
U.S. Treasury Notes
8/15/12 to 6/15/13	0.11 to 0.24	1,206,920	1,214,454
TOTAL TREASURY DEBT			1,547,694
Other Note - 5.0%

Medium-Term Notes - 5.0%
Royal Bank of Canada
5/31/13 to 6/14/13	0.52 to 0.85 (b)(c)	431,000	431,000
6/6/13	0.52 (c)	151,000	150,966
Westpac Banking Corp.
6/8/12 to 6/14/12	0.58 (b)(c)	160,000	160,000
TOTAL OTHER NOTE			741,966
Variable Rate Demand Note - 2.9%
	Yield (a)	Principal Amount (000s)	Value (000s)
Arizona - 0.0%
Arizona Health Facilities Auth. Rev. (Catholic Healthcare West Proj.) Series 2008 A, LOC JPMorgan Chase Bank, VRDN
6/7/12	0.19 (c)	$ 5,600	$ 5,600
California - 0.7%
ABAG Fin. Auth. for Nonprofit Corps. Multi-family Hsg. Rev. (Miramar Apts. Proj.) Series 2000 A, LOC Fannie Mae, VRDN
6/7/12	0.16 (c)(d)	15,000	15,000
ABAG Fin. Auth. for Nonprofit Corps. Multi-family Hsg. Rev. (Southport Apts. Proj.) Series 2002 A, LOC Fannie Mae, VRDN
6/7/12	0.16 (c)(d)	19,995	19,995
California Hsg. Fin. Agcy. Rev. (Multi-family Hsg. Prog.) Series III 2001 E, (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN
6/7/12	0.17 (c)(d)	26,240	26,240
California Statewide Cmntys. Dev. Auth. Rev. (Motion Picture & Television Fund Proj.) Series 2001 A, LOC Northern Trust Co., VRDN
6/7/12	0.19 (c)	5,660	5,660
El Dorado Irrigation District Rev. Ctfs. of Prtn. Series 2008 A, LOC Citibank NA, VRDN
6/7/12	0.17% (c)	9,195	9,195
Milpitas Multi-family Rev. (Crossing at Montague Proj.) Series A, LOC Fannie Mae, VRDN
6/7/12	0.19 (c)(d)	29,000	29,000
Southern California Pub. Pwr. Auth. Rev. (Palo Verde Proj.) Series 2008 B, LOC Citibank NA, VRDN
6/7/12	0.21 (c)	5,300	5,300
			110,390
Florida - 0.4%
Orlando & Orange County Expressway Auth. Rev. Series 2003 C3, LOC Bank of America NA, VRDN
6/7/12	0.17 (c)	55,560	55,560
Georgia - 0.1%
Metropolitan Atlanta Rapid Transit Auth. Sales Tax Rev. Series 2000 B, LOC U.S. Bank NA, Cincinnati, VRDN
6/7/12	0.16 (c)	9,000	9,000
Hawaii - 0.0%
Hawaii State Hsg. Fin. & Dev. Corp. Rev. (Lokahi Kau Apts. Proj.) Series 2008, LOC Freddie Mac, VRDN
6/7/12	0.18 (c)	3,080	3,080
Variable Rate Demand Note - continued
	Yield (a)	Principal Amount (000s)	Value (000s)
Idaho - 0.1%
Idaho Health Facilities Auth. Rev. (St. Luke's Health Sys. Proj.) Series 2009 A, LOC Wells Fargo Bank NA, VRDN
6/7/12	0.18 (c)	$ 17,000	$ 17,000
Illinois - 0.1%
Illinois Fin. Auth. Rev. (Chicago Symphony Orchestra Proj.) Series 2008, LOC U.S. Bank NA, Cincinnati, VRDN
6/7/12	0.16 (c)	10,065	10,065
Louisiana - 0.0%
Ascension Parish Indl. Dev. Board Rev. (IMTT-Geismar Proj.) Series 2007, LOC Fed. Home Ln. Bank Atlanta, VRDN
6/7/12	0.21 (c)	8,000	8,000
Missouri - 0.1%
Missouri Health & Edl. Facilities Auth. Edl. Facilities Rev. Participating VRDN Series Putters 3546, (Liquidity Facility JPMorgan Chase Bank)
6/7/12	0.18 (c)(e)	11,300	11,300
New York - 0.6%
New York City Gen. Oblig. Series 2004 H8, (Liquidity Facility Bank of America NA), VRDN
6/7/12	0.19% (c)	13,800	13,800
New York Hsg. Fin. Agcy. Rev. (125 West 31st Street Proj.) Series 2005 A, LOC Fannie Mae, VRDN
6/7/12	0.18 (c)(d)	12,500	12,500
New York Hsg. Fin. Agcy. Rev. (Clinton Green North Hsg. Proj.) Series 2005 A, LOC Freddie Mac, VRDN
6/7/12	0.18 (c)(d)	25,000	25,000
New York Hsg. Fin. Agcy. Rev. (Clinton Green South Hsg. Proj.) Series 2005 A, LOC Freddie Mac, VRDN
6/7/12	0.18 (c)(d)	10,000	10,000
New York Hsg. Fin. Agcy. Rev. (Tower 31 Hsg. Proj.) Series 2005 A, LOC Freddie Mac, VRDN
6/7/12	0.18 (c)(d)	19,000	19,000
			80,300
Non State Specific - 0.2%
LP Pinewood SPV LLC Taxable LOC Wells Fargo Bank NA, VRDN
6/7/12	0.21 (c)	25,000	25,000
Ohio - 0.1%
Lake County Hosp. Facilities Rev. (Lake Hosp. Sys., Inc. Proj.) Series 2008 B, LOC JPMorgan Chase Bank, VRDN
6/7/12	0.18 (c)	14,000	14,000
Variable Rate Demand Note - continued
	Yield (a)	Principal Amount (000s)	Value (000s)
Pennsylvania - 0.0%
Pennsylvania Higher Edl. Facilities Auth. College & Univ. Revs. (St. Josephs Univ. Proj.) Series 2008 A, LOC TD Banknorth, NA, VRDN
6/7/12	0.17 (c)	$ 7,000	$ 7,000
Pennsylvania Higher Edl. Facilities Auth. Rev. (Holy Family Univ. Proj.) Series 2008, LOC TD Banknorth, NA, VRDN
6/7/12	0.19 (c)	7,090	7,090
			14,090
Tennessee - 0.3%
Knox County Health Edl. & Hsg. Facilities Board Hosp. Facilities Rev. Series 2011 B, LOC Bank of America NA, VRDN
6/7/12	0.20 (c)	38,600	38,600
Virginia - 0.1%
Virginia Small Bus. Fing. (Children's Hosp. of The King's Daughters, Inc. Proj.) Series 2006, LOC Bank of America NA, VRDN
6/7/12	0.29% (c)	15,685	15,685
Washington - 0.1%
Washington Health Care Facilities Auth. Rev. (Children's Hosp. Reg'l. Med. Ctr. Proj.) Series 2008 B, LOC Bank of America NA, VRDN
6/7/12	0.21 (c)	16,900	16,900
TOTAL VARIABLE RATE DEMAND NOTE			434,570
Government Agency Debt - 0.6%

Federal Agencies - 0.6%
Federal Home Loan Bank
11/2/12 to 11/28/12	0.20 to 0.35	83,000	82,997
Insurance Company Funding Agreement - 0.3%

Medium-Term Notes - 0.3%
Metropolitan Life Insurance Co.
7/20/12	0.80 (c)(f)	45,000	45,000
Other Instrument - 1.2%

Time Deposits - 1.2%
Lloyds TSB Bank PLC
6/7/12	0.20	171,000	171,000
Government Agency Repurchase Agreement - 1.4%
	Maturity Amount (000s)	Value (000s)
In a joint trading account at 0.24% dated 5/31/12 due 6/1/12 (Collateralized by U.S. Government Obligations) #	$ 495	495
With:
Barclays Capital, Inc. at 0.2%, dated 3/22/12 due 6/7/12 (Collateralized by U.S. Government Obligations valued at $46,025,183, 3% - 8%, 10/1/25 - 6/1/42)	45,023	45,000
Credit Suisse Securities (USA) LLC at 0.2%, dated 5/31/12 due 6/7/12 (Collateralized by U.S. Government Obligations valued at $51,003,191, 4%, 11/20/40)	50,002	50,000
Goldman Sachs & Co. at 0.2%, dated 5/31/12 due 6/7/12 (Collateralized by U.S. Government Obligations valued at $73,440,409, 4.5%, 8/1/31 - 8/1/41)	72,003	72,000
ING Financial Markets LLC at 0.2%, dated:
5/16/12 due 6/7/12 (Collateralized by U.S. Government Obligations valued at $30,901,933, 2% - 5.5%, 2/1/26 - 7/1/41)	30,006	30,000
5/23/12 due 6/7/12 (Collateralized by U.S. Government Obligations valued at $15,452,420, 3.13% - 5.5%, 8/1/38 - 7/1/41)	15,003	15,000
TOTAL GOVERNMENT AGENCY REPURCHASE AGREEMENT		212,495
Other Repurchase Agreement - 15.0%

Other Repurchase Agreement - 15.0%
With:
Barclays Capital, Inc. at:
0.27%, dated 5/31/12 due 6/1/12 (Collateralized by Corporate Obligations valued at $165,901,245, 0% - 4%, 9/24/12 - 11/20/56)	158,001	158,000
0.38%, dated 5/29/12 due 6/5/12 (Collateralized by Equity Securities valued at $18,360,587)	17,001	17,000
BNP Paribas Securities Corp. at:
0.28%, dated 5/31/12 due 6/1/12 (Collateralized by Corporate Obligations valued at $314,769,169, 0% - 8.6%, 6/7/12 - 6/25/43)	300,002	300,000
0.3%, dated 5/25/12 due 6/1/12 (Collateralized by Corporate Obligations valued at $7,350,429, 1.52% - 2.57%, 5/16/14 - 3/20/15)	7,000	7,000
Citigroup Global Markets, Inc. at:
0.37%, dated 5/31/12 due 6/1/12 (Collateralized by U.S. Government Obligations valued at $52,021,155, 0.79%, 4/24/15)	51,001	51,000
0.57%, dated 5/31/12 due 6/1/12 (Collateralized by Corporate Obligations valued at $105,001,663, 0.47% - 5.47%, 9/17/21 - 5/25/46)	100,002	100,000
Other Repurchase Agreement - continued
	Maturity Amount (000s)	Value (000s)
Other Repurchase Agreement - continued
With: - continued
Credit Suisse Securities (USA) LLC at:
0.25%, dated 5/29/12 due 6/5/12 (Collateralized by U.S. Government Obligations valued at $27,810,939, 0.05% - 5%, 1/20/37 - 8/20/40)	$ 27,001	$ 27,000
0.31%, dated 5/30/12 due 6/6/12 (Collateralized by Equity Securities at $57,242,117)	53,003	53,000
0.47%, dated 5/31/12 due 6/1/12 (Collateralized by Corporate Obligations valued at $45,363,642, 6.75% - 9.63%, 5/1/14 - 5/1/17)	42,001	42,000
0.75%, dated 5/25/12 due 7/24/12 (Collateralized by Mortgage Loan Obligations valued at $14,042,067, 0.4% - 6%, 10/19/26 - 6/15/49)	13,016	13,000
0.87%, dated:
4/12/12 due 7/11/12 (Collateralized by Corporate Obligations valued at $56,227,929, 0.35% - 6.04%, 9/25/31 - 12/15/46)	52,113	52,000
5/10/12 due 8/8/12 (Collateralized by Corporate Obligations valued at $14,049,888, 0.41% - 5.36%, 3/25/36 - 5/25/47)	13,028	13,000
5/22/12 due 8/20/12 (Collateralized by Mortgage Loan Obligations valued at $14,043,497, 0.4% - 6.5%, 11/20/34 - 7/15/40)	13,028	13,000
0.9%, dated:
4/3/12 due 7/3/12 (Collateralized by Mortgage Loan Obligations valued at $14,061,723, 0.81% - 5.76%, 7/15/24 - 10/12/41)	13,030	13,000
4/18/12 due 7/18/12 (Collateralized by Corporate Obligations valued at $42,165,279, 0.39% - 7.06%, 3/25/36 - 6/25/47)	39,089	39,000
4/24/12 due 7/23/12 (Collateralized by Mortgage Loan Obligations valued at $28,106,378, 0.40% - 4.81%, 6/25/35 - 6/27/37)	26,059	26,000
5/1/12 due 8/1/12 (Collateralized by Corporate Obligations valued at $56,163,237, 1.75% - 2.5%, 12/1/13 - 5/15/37)	52,120	52,000
ING Financial Markets LLC at:
0.31%, dated 5/31/12 due 6/1/12 (Collateralized by Corporate Obligations valued at $24,150,208, 2.5% - 5.7%, 12/3/12 - 4/15/40)	23,000	23,000
0.34%, dated:
5/16/12 due 6/7/12 (Collateralized by Corporate Obligations valued at $7,350,652, 2.75% - 7.13%, 1/9/17 - 6/15/67)	7,002	7,000
Other Repurchase Agreement - continued
	Maturity Amount (000s)	Value (000s)
Other Repurchase Agreement - continued
With: - continued
ING Financial Markets LLC at:
0.34%, dated 5/23/12 due 6/7/12 (Collateralized by Corporate Obligations valued at $7,351,095, 6% - 7.13%, 3/1/14 - 10/1/37)	$ 7,002	$ 7,000
J.P. Morgan Clearing Corp. at:
0.34%, dated 5/31/12 due 6/1/12 (Collateralized by Equity Securities valued at $306,524,723)	282,003	282,000
0.64%, dated 4/23/12 due 7/20/12 (Collateralized by Equity Securities valued at $18,478,590)	17,027	17,000
0.87%, dated 4/23/12 due 10/19/12 (Collateralized by Equity Securities valued at $36,957,438)	34,147	34,000
1.05%, dated 1/23/12 due 7/23/12 (Collateralized by Corporate Obligations valued at $77,176,442, 1% - 3.25%, 5/15/2013 - 12/15/35)	71,377	71,000
J.P. Morgan Securities, Inc. at:
0.27%, dated 5/31/12 due 6/1/12 (Collateralized by U.S. Government Obligations valued at $4,080,586, 4.5% - 5%, 1/1/18 - 5/1/24)	4,000	4,000
0.49%, dated 5/18/12 due 6/18/12 (Collateralized by Mortgage Loan Obligations valued at $36,726,985, 0.37% - 6%, 7/15/24 - 2/25/48)	34,014	34,000
0.95%, dated 3/26/12 due 9/21/12 (Collateralized by Mortgage Loan Obligations valued at $25,966,044, 0.37% - 8.07%, 4/15/27 - 11/25/47)	24,113	24,000
Merrill Lynch, Pierce, Fenner & Smith at 0.57%, dated 5/31/12 due 6/1/12 (Collateralized by Corporate Obligations valued at $320,088,561, 0% - 7.5%, 2/1/13 - 1/1/49)	300,005	300,000
Mizuho Securities USA, Inc. at 0.43%, dated 5/23/12 due 6/7/12 (Collateralized by Corporate Obligations valued at $25,202,710, 4.25% - 4.5%, 5/1/13 - 8/15/18)	24,009	24,000
RBC Capital Markets Co. at:
0.28%, dated 5/30/12 due 6/6/12 (Collateralized by U.S. Government Obligations valued at $11,330,176, 5.96% - 6.36%, 3/25/37 - 3/15/41)	11,001	11,000
0.62%, dated 4/4/12 due 6/7/12 (Collateralized by U.S. Government Obligations valued at $14,611,570, 0% - 6%, 11/16/13 - 2/12/51)	14,022	14,000
0.64%, dated: 3/12/12 due 6/7/12: (Collateralized by Corporate Obligations valued at
$14,987,421, 0.42% - 4.75%, 10/25/25 - 12/1/36)	14,023	14,000
(Collateralized by Corporate Obligations valued at $6,489,332, 6.25% - 11.5%, 10/1/14 - 6/15/43)	6,010	6,000
Other Repurchase Agreement - continued
	Maturity Amount (000s)	Value (000s)
Other Repurchase Agreement - continued
With: - continued
RBS Securities, Inc. at:
0.61%, dated 5/30/12 due 6/6/12 (Collateralized by U.S. Government Obligations valued at $148,322,941, 0% - 6.41%, 3/16/27 - 12/16/50)	$ 144,017	$ 144,000
0.66%, dated 5/11/12 due 6/7/12 (Collateralized by U.S. Government Obligations valued at $35,033,881, 3.5% - 5%, 7/25/39 - 4/25/42)	34,019	34,000
0.85%, dated 5/18/12 due 6/18/12 (Collateralized by U.S. Government Obligations valued at $71,094,396, 0.5% - 6%, 7/25/35 - 4/25/44)	69,051	69,000
Royal Bank of Scotland PLC at:
0.61%, dated 5/30/12 due 6/6/12 (Collateralized by U.S. Government Obligations valued at $41,821,356, 2.84% - 4.5%, 1/15/30 - 9/15/53)	41,005	41,000
0.66%, dated 5/11/12 due 6/7/12 (Collateralized by U.S. Government Obligations valued at $34,696,935, 2.77% - 4.14%, 10/15/41 - 1/15/53)	34,019	34,000
UBS Securities LLC at:
0.47%, dated 4/9/12 due 6/7/12 (Collateralized by Corporate Obligations valued at $18,372,705, 2% - 3.75%, 5/1/15 - 1/15/30)	17,013	17,000
0.5%, dated 4/23/12 due 6/7/12 (Collateralized by Corporate Obligations valued at $15,128,190, 10.75% - 12.5%, 11/1/19 - 8/1/20)	14,012	14,000
0.51%, dated 5/21/12 due 6/7/12 (Collateralized by Corporate Obligations valued at $15,123,054, 1.75% - 3.75%, 4/15/15 - 3/1/42)	14,012	14,000
TOTAL OTHER REPURCHASE AGREEMENT		2,215,000
TOTAL INVESTMENT PORTFOLIO - 100.3% Cost ($14,807,387)		14,807,387
NET OTHER ASSETS (LIABILITIES) - (0.3)%		(37,724)
NET ASSETS - 100%		$ 14,769,663
Security Type Abbreviations
VRDN	-	VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)
Legend
(a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $820,974,000 or 5.6% of net assets.

(c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(e) Provides evidence of ownership in one or more underlying municipal bonds.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $45,000,000 or 0.3% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Cost (000s)
Metropolitan Life Insurance Co. 0.8%, 7/20/12	3/26/02	$ 45,000
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$495,000 due 6/01/12 at 0.24%
Deutsche Bank Securities, Inc.	$ 34
J.P. Morgan Securities, Inc.	27
Mizuho Securities USA, Inc.	434
$ 495
Other Information

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information
At May 31, 2012, the cost of investment securities for income tax purposes was $14,807,387,000.
Investment Valuation

Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Money Market Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Money Market Trust

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	July 30, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	July 30, 2012
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	July 30, 2012